Loss Per Share	12 Months Ended
Dec. 31, 2022
Loss Per Share
Loss Per Share

23.         Loss Per Share

Basic and diluted losses per ordinary share for the years ended December 31, 2022, 2021 and 2020 are calculated as follow.

Upon the completion of Merger Transaction (see Note 2), the basic and diluted weighted average number of ordinary shares outstanding used in computing net loss per ordinary share - basic and diluted was retrospectively adjusted to reflect the share split for the years ended December 31, 2022, 2021 and 2020, respectively.

	As of and for the year ended December 31,
	2022	2021	2020
Numerator:
Net loss attributable to shareholders of the Company	(742,645,232)	(381,721,019)	(141,999,507)

Denominator:
Basic and diluted weighted average number of ordinary shares	128,096,505	121,582,945	106,721,987

Basic and diluted loss per ordinary share (in RMB)	(5.80)	(3.14)	(1.33)

23.         Loss Per Share (Continued)

For the year ended December 31, 2022, the calculation of basic loss per ordinary shares excludes 1,400,000 unvested Earn-in Shares owned by the Sponsor of SPAC that would only be vested upon the Company’s future share price reaching certain price thresholds.

The following securities were excluded from the computation of diluted net loss per share because their effective would have been anti-dilutive or for which the contingent condition had not been met at the end of the period:

	For the Years Ended December 31,
	2022	2021	2020

Warrants	22,900,000	—	—
Earn-out Shares	14,000,000	—	—
Original Option Units	8,217,559	7,850,915	5,886,303
Additional Option Units	374,334	270,527	—
RSU	1,738,338	1,738,338	1,738,338
Liability-settled share-based payment to non-employee	200,000	—	—
Convertible notes	6,752,041	6,752,041	—